UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09987
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 95.1%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.2%

Booz Allen Hamilton, Inc.
	9,675	Term Loan, 4.00%, Maturing August 3, 2017	$9,798,355
DAE Aviation Holdings, Inc.
	20,000	Revolving Loan, 3.04%, Maturing July 31, 2013(2)	19,400,000
	20,421	Term Loan, 5.28%, Maturing July 31, 2014	20,650,288
	20,523	Term Loan, 5.28%, Maturing July 31, 2014	20,754,062
Delos Aircraft, Inc.
	9,142	Term Loan, 7.00%, Maturing March 17, 2016	9,210,875
Doncasters (Dundee HoldCo 4 Ltd.)
	3,584	Term Loan, 4.21%, Maturing July 13, 2015	3,508,264
GBP	656	Term Loan, 4.63%, Maturing July 13, 2015	1,069,532
	3,584	Term Loan, 4.71%, Maturing July 13, 2015	3,508,264
GBP	656	Term Loan, 5.13%, Maturing July 13, 2015	1,069,532
DynCorp International, LLC
	14,695	Term Loan, 6.25%, Maturing July 5, 2016	14,846,409
Evergreen International Aviation
	7,139	Term Loan, 10.50%, Maturing October 31, 2011(3)	7,081,071
Hawker Beechcraft Acquisition
	4,900	Term Loan, 2.24%, Maturing March 26, 2014	4,327,116
	345	Term Loan, 2.31%, Maturing March 26, 2014	304,414
IAP Worldwide Services, Inc.
	24,937	Term Loan, 8.25%, Maturing December 30, 2012	24,921,346
International Lease Finance Co.
	13,633	Term Loan, 6.75%, Maturing March 17, 2015	13,736,151
Spirit AeroSystems, Inc.
	3,691	Term Loan, 3.53%, Maturing September 30, 2016	3,718,008
TransDigm, Inc.
	39,900	Term Loan, 4.00%, Maturing February 14, 2017	40,389,294
Vangent, Inc.
	3,278	Term Loan, 2.32%, Maturing February 14, 2013	3,236,997
Wesco Aircraft Hardware Corp.
	7,000	Term Loan, 3.23%, Maturing April 4, 2016	7,000,000
	5,415	Term Loan, 4.25%, Maturing April 4, 2017	5,476,539
Wyle Laboratories, Inc.
	7,843	Term Loan, 7.75%, Maturing March 25, 2016	7,872,177

			$221,878,694

Air Transport — 0.2%

Delta Air Lines, Inc.
	25,000	Revolving Loan, 0.50%, Maturing April 30, 2012(2)	$24,778,000

			$24,778,000

Automotive — 4.8%

Adesa, Inc.
	31,649	Term Loan, 2.97%, Maturing October 18, 2013	$31,628,902
Allison Transmission, Inc.
	86,018	Term Loan, 2.99%, Maturing August 7, 2014	86,028,540
Delphi Automotive
	108,575	Term Loan, 5.00%, Maturing April 14, 2017	108,498,997
Federal-Mogul Corp.
	40,246	Term Loan, 2.17%, Maturing December 29, 2014	39,321,967
	23,024	Term Loan, 2.15%, Maturing December 28, 2015	22,495,513
Financiere Truck (Investissement)
EUR	1,515	Term Loan, 4.15%, Maturing February 15, 2012	2,147,948
GBP	2,245	Term Loan, 1.55%, Maturing February 15, 2015(2)	3,589,971
Ford Motor Co.
	4,852	Revolving Loan, 0.36%, Maturing December 15, 2013(2)	4,800,849
	26,140	Term Loan, 2.97%, Maturing December 16, 2013	26,188,486
	32,107	Term Loan, 2.97%, Maturing December 16, 2013	32,181,965
Goodyear Tire & Rubber Co.
	70,617	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	69,751,753
HHI Holdings, LLC
	6,350	Term Loan, 7.01%, Maturing March 21, 2017	6,357,937
Metaldyne, LLC
	13,059	Term Loan, 7.75%, Maturing October 28, 2016	13,385,859
Pinafore, LLC
	8,658	Term Loan, 4.25%, Maturing September 29, 2015	8,673,836
Remy International, Inc.
	5,486	Term Loan, 6.25%, Maturing December 16, 2016	5,534,255
Tenneco Automotive, Inc.
	5,550	Term Loan, 5.24%, Maturing March 17, 2014	5,595,094
TI Automotive, Ltd.
	4,478	Term Loan, 9.50%, Maturing July 1, 2016	4,578,244
TriMas Corp.
	695	Term Loan, 6.00%, Maturing August 2, 2011	700,527
	8,111	Term Loan, 6.00%, Maturing December 15, 2015	8,171,652

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Automotive (continued)

UCI International, Inc.
	5,960	Term Loan, 5.50%, Maturing July 26, 2017	$6,028,353

			$485,660,648

Beverage and Tobacco — 0.3%

Green Mountain Coffee Roasters
	27,082	Term Loan, 5.50%, Maturing December 16, 2016	$27,479,907
Maine Beverage Co., LLC
	1,041	Term Loan, 2.05%, Maturing March 31, 2013	1,009,839

			$28,489,746

Building and Development — 1.7%

401 North Wabash Venture, LLC
	8,881	Term Loan, 6.78%, Maturing July 27, 2012(3)	$7,459,961
Armstrong World Industries, Inc.
	16,975	Term Loan, 4.00%, Maturing March 9, 2018	17,121,409
Beacon Sales Acquisition, Inc.
	5,896	Term Loan, 2.27%, Maturing September 30, 2013	5,826,030
Brickman Group Holdings, Inc.
	14,040	Term Loan, 7.25%, Maturing October 14, 2016	14,349,854
CB Richard Ellis Services, Inc.
	8,036	Term Loan, 1.63%, Maturing March 5, 2018(2)	8,039,065
	8,589	Term Loan, 1.75%, Maturing September 4, 2019(2)	8,596,441
Contech Construction Products
	1,745	Term Loan, 5.25%, Maturing January 31, 2013	1,532,379
CPG International, Inc.
	6,503	Term Loan, 6.00%, Maturing February 18, 2017	6,535,326
Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.84%, Maturing August 6, 2013(2)	1,641,721
	13,570	Term Loan, 6.50%, Maturing August 6, 2015	13,502,090
Lafarge Roofing
	1,625	Term Loan, 3.25%, Maturing March 16, 2015(3)	1,598,973
EUR	2,920	Term Loan, 3.25%, Maturing April 16, 2015(3)	4,254,122
EUR	1,962	Term Loan, 5.00%, Maturing April 16, 2015(3)	3,694,434
Materis
EUR	2,148	Term Loan, 3.78%, Maturing April 27, 2014	3,080,093
EUR	2,290	Term Loan, 4.10%, Maturing April 27, 2015	3,283,252
NCI Building Systems, Inc.
	3,299	Term Loan, 8.00%, Maturing April 18, 2014	3,282,015
November 2005 Land Investors, LLC
	610	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	137,178
Panolam Industries Holdings, Inc.
	9,863	Term Loan, 8.25%, Maturing December 31, 2013	9,123,719
RE/MAX International, Inc.
	12,834	Term Loan, 5.50%, Maturing April 15, 2016	12,890,473
Realogy Corp.
	910	Term Loan, 3.24%, Maturing October 10, 2013	874,037
	7,678	Term Loan, 3.31%, Maturing October 10, 2013	7,375,414
	429	Term Loan, 4.49%, Maturing October 10, 2016	403,623
	4,570	Term Loan, 4.56%, Maturing October 10, 2016	4,303,846
South Edge, LLC
	8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	7,453,460
WCI Communities, Inc.
	3,550	Term Loan, 10.00%, Maturing September 2, 2016(3)	3,461,417
Woodlands Land Development Co. LP (The)
	20,000	Term Loan, 5.00%, Maturing March 7, 2014	20,050,000

			$169,870,332

Business Equipment and Services — 6.6%

Activant Solutions, Inc.
	74	Term Loan, 2.81%, Maturing May 1, 2013	$73,708
	1,543	Term Loan, 2.31%, Maturing May 2, 2013	1,538,536
	9,679	Term Loan, 4.81%, Maturing February 2, 2016	9,690,953
Acxiom Corp.
	8,364	Term Loan, 3.27%, Maturing March 15, 2015	8,343,432
Advantage Sales & Marketing, Inc.
	36,277	Term Loan, 5.25%, Maturing December 18, 2017	36,511,454
Affinion Group, Inc.
	41,570	Term Loan, 5.00%, Maturing October 10, 2016	41,719,887
Allied Security Holdings, LLC
	13,400	Term Loan, 5.00%, Maturing February 4, 2017	13,506,149
Dealer Computer Services, Inc.
	5,500	Term Loan, 2.71%, Maturing April 21, 2016	5,513,750
	33,350	Term Loan, 3.75%, Maturing April 20, 2018	33,676,263
Education Management, LLC
	19,716	Term Loan, 2.06%, Maturing June 3, 2013	19,424,030
Fifth Third Processing Solution
	10,125	Term Loan, 5.50%, Maturing November 3, 2016	10,229,668
First American Corp.
	6,675	Term Loan, 4.75%, Maturing April 12, 2016	6,712,107
Infogroup, Inc.
	5,335	Term Loan, 6.25%, Maturing July 1, 2016	5,383,591
iPayment, Inc.
	30,607	Term Loan, 4.25%, Maturing May 10, 2013	30,510,920

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Kronos, Inc.
	13,569	Term Loan, 2.06%, Maturing June 11, 2014	$13,416,358
Language Line, LLC
	18,828	Term Loan, 6.25%, Maturing June 20, 2016	19,016,091
Macrovision Solution Corp.
	5,000	Term Loan, 4.00%, Maturing February 7, 2018	5,046,875
Mitchell International, Inc.
	1,959	Term Loan, 2.31%, Maturing March 28, 2014	1,896,735
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,387,500
NE Customer Service
	17,216	Term Loan, 6.00%, Maturing March 23, 2016	17,220,013
Protection One Alarm Monitor, Inc.
	11,983	Term Loan, 6.00%, Maturing May 16, 2016	12,037,682
Quantum Corp.
	2,288	Term Loan, 3.81%, Maturing July 14, 2014	2,279,910
Quintiles Transnational Corp.
	10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(2)	9,828,000
	17,682	Term Loan, 2.31%, Maturing March 29, 2013	17,665,571
Sabre, Inc.
	40,499	Term Loan, 2.23%, Maturing September 30, 2014	37,499,879
Safenet, Inc.
	14,251	Term Loan, 2.71%, Maturing April 12, 2014	14,162,424
Sedgwick CMS Holdings, Inc.
	5,492	Term Loan, 5.00%, Maturing December 30, 2016	5,522,362
Serena Software, Inc.
	8,010	Term Loan, 4.31%, Maturing March 10, 2016	7,984,909
Sitel (Client Logic)
	9,682	Term Loan, 5.79%, Maturing January 30, 2014	9,658,144
EUR	569	Term Loan, 6.70%, Maturing January 30, 2014	841,316
Softlayer Tech, Inc.
	9,301	Term Loan, 7.25%, Maturing November 5, 2016	9,382,607
Solera Holdings, LLC
	3,697	Term Loan, 2.06%, Maturing May 16, 2014	3,685,820
EUR	2,923	Term Loan, 2.94%, Maturing May 16, 2014	4,286,246
SunGard Data Systems, Inc.
	29,989	Term Loan, 1.98%, Maturing February 28, 2014	29,754,989
	10,331	Term Loan, 3.74%, Maturing February 28, 2014	10,417,615
	69,035	Term Loan, 3.93%, Maturing February 26, 2016	69,465,930
Transaction Network Service, Inc.
	2,344	Term Loan, 6.00%, Maturing November 18, 2015	2,356,934
TransUnion, LLC
	23,250	Term Loan, 4.75%, Maturing February 12, 2018	23,462,156
Travelport, LLC
	846	Term Loan, 2.74%, Maturing August 23, 2013	832,746
	154	Term Loan, 2.81%, Maturing August 23, 2013	151,212
	29,445	Term Loan, 4.74%, Maturing August 21, 2015	28,900,283
	36,913	Term Loan, 4.74%, Maturing August 21, 2015	36,229,096
	8,217	Term Loan, 4.81%, Maturing August 21, 2015	8,065,193
EUR	2,106	Term Loan, 5.66%, Maturing August 21, 2015	3,037,160
Valassis Communications, Inc.
	2,696	Term Loan, 2.56%, Maturing March 2, 2014	2,688,597
West Corp.
	2,691	Term Loan, 2.73%, Maturing October 24, 2013	2,686,758
	18,182	Term Loan, 4.59%, Maturing July 15, 2016	18,363,711
	6,545	Term Loan, 4.61%, Maturing July 15, 2016	6,614,859

			$658,680,129

Cable and Satellite Television — 5.9%

Atlantic Broadband Finance, LLC
	14,025	Term Loan, 4.00%, Maturing March 8, 2016	$14,135,855
Bresnan Communications, LLC
	13,441	Term Loan, 4.50%, Maturing December 14, 2017	13,570,685
Cequel Communications, LLC
	51,445	Term Loan, 2.24%, Maturing November 5, 2013	51,280,039
Charter Communications Operating, LLC
	30,719	Term Loan, 2.22%, Maturing March 6, 2014	30,747,207
	42,123	Term Loan, 3.56%, Maturing September 6, 2016	42,320,076
CSC Holdings, Inc.
	1,458	Term Loan, 2.06%, Maturing March 29, 2016	1,464,450
	27,473	Term Loan, 2.06%, Maturing March 29, 2016	27,574,315
Digital Cinema Implementation
	8,000	Term Loan, 5.00%, Maturing March 31, 2017	8,010,000
Foxco Acquisition Sub, LLC
	19,582	Term Loan, 4.77%, Maturing July 14, 2015	19,676,653
Insight Midwest Holdings, LLC
	25,573	Term Loan, 2.02%, Maturing April 7, 2014	25,406,285
Kabel Deutschland GmbH
EUR	11,957	Term Loan, 3.46%, Maturing March 31, 2014	17,749,533
EUR	12,250	Term Loan, 4.46%, Maturing March 31, 2014	18,195,129
EUR	16,500	Term Loan, 5.21%, Maturing December 13, 2016	24,652,818
MCC Iowa, LLC
	7,538	Term Loan, 1.94%, Maturing January 31, 2015	7,514,127
	7,660	Term Loan, 1.94%, Maturing January 31, 2015	7,636,063
Mediacom Broadband, LLC
	10,198	Term Loan, 4.50%, Maturing October 23, 2017	10,210,685

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Mediacom Illinois, LLC
	19,045	Term Loan, 1.94%, Maturing January 31, 2015	$18,283,132
	2,955	Term Loan, 5.50%, Maturing March 31, 2017	2,967,928
Mediacom, LLC
	10,432	Term Loan, 4.50%, Maturing October 23, 2017	10,350,945
Midcontinent Communications
	8,970	Term Loan, 4.00%, Maturing December 30, 2016	9,030,216
NDS Finance, Ltd.
	23,291	Term Loan, 4.00%, Maturing March 12, 2018	23,392,563
ProSiebenSat.1 Media AG
EUR	2,790	Term Loan, 2.58%, Maturing July 2, 2014	3,962,429
EUR	10,675	Term Loan, 2.58%, Maturing July 2, 2014	15,161,980
EUR	1,822	Term Loan, 3.68%, Maturing March 6, 2015	2,498,715
EUR	32,121	Term Loan, 2.96%, Maturing June 26, 2015	46,184,222
EUR	1,435	Term Loan, 2.96%, Maturing July 3, 2015	2,062,983
EUR	1,822	Term Loan, 3.93%, Maturing March 4, 2016	2,498,715
UPC Broadband Holding B.V.
	5,061	Term Loan, 3.74%, Maturing December 30, 2016	5,081,731
EUR	41,765	Term Loan, 4.71%, Maturing December 31, 2016	61,480,867
	20,793	Term Loan, 3.74%, Maturing December 29, 2017	20,870,965
EUR	6,477	Term Loan, 4.96%, Maturing December 31, 2017	9,549,533
Virgin Media Investment Holding
GBP	950	Term Loan, 4.07%, Maturing June 30, 2015	1,593,775
GBP	8,657	Term Loan, 4.57%, Maturing December 31, 2015	14,527,407
YPSO Holding SA
EUR	9,323	Term Loan, 4.95%, Maturing June 16, 2014(3)	12,535,995
EUR	3,209	Term Loan, 5.11%, Maturing June 16, 2014(3)	4,315,646
EUR	5,237	Term Loan, 5.11%, Maturing June 16, 2014(3)	7,041,320
EUR	1,006	Term Loan, 5.61%, Maturing December 31, 2015(3)	1,344,461

			$594,879,448

Chemicals and Plastics — 5.0%

Arizona Chemical, Inc.
	6,100	Term Loan, 4.75%, Maturing November 21, 2016	$6,154,022
Brenntag Holding GmbH and Co. KG
EUR	799	Term Loan, 4.63%, Maturing December 10, 2013	1,192,848
	1,824	Term Loan, 3.72%, Maturing January 20, 2014	1,830,888
	10,152	Term Loan, 3.74%, Maturing January 20, 2014	10,190,416
GBP	1,200	Term Loan, 4.45%, Maturing January 20, 2014	1,994,398
EUR	3,434	Term Loan, 4.64%, Maturing January 20, 2014	5,125,493
EUR	1,057	Term Loan, 4.73%, Maturing January 20, 2014	1,581,413
EUR	828	Term Loan, 5.13%, Maturing January 19, 2015	1,236,544
EUR	32	Term Loan - Second Lien, 7.56%, Maturing July 17, 2015	48,022
EUR	230	Term Loan - Second Lien, 7.56%, Maturing July 17, 2015	344,161
British Vita UK, Ltd.
EUR	1,023	Term Loan, 6.55%, Maturing June 30, 2014(3)	1,507,537
Celanese Holdings, LLC
	9,287	Term Loan, 1.74%, Maturing April 2, 2014	9,317,998
	5,055	Term Loan, 3.30%, Maturing October 31, 2016	5,100,164
EUR	678	Term Loan, 4.18%, Maturing October 31, 2016	1,007,602
Chemtura Corp.
	8,200	Term Loan, 5.50%, Maturing August 27, 2016	8,292,250
General Chemical Corp.
	4,552	Term Loan, 5.00%, Maturing March 3, 2017	4,584,368
Hexion Specialty Chemicals, Inc.
	12,500	Term Loan, 2.25%, Maturing May 5, 2013	12,125,000
	1,194	Term Loan, 2.56%, Maturing May 6, 2013	1,187,243
	2,789	Term Loan, 2.56%, Maturing May 6, 2013	2,774,405
	13,566	Term Loan, 4.00%, Maturing May 5, 2015	13,519,553
	4,193	Term Loan, 4.06%, Maturing May 5, 2015	4,197,724
	6,969	Term Loan, 4.06%, Maturing May 5, 2015	6,944,625
	7,134	Term Loan, 4.06%, Maturing May 5, 2015	7,071,839
EUR	1,088	Term Loan, 4.97%, Maturing May 5, 2015	1,595,468
Houghton International, Inc.
	1,600	Revolving Loan, Maturing January 30, 2016(7)	1,544,000
	15,052	Term Loan, 6.75%, Maturing January 29, 2016	15,221,744
Huish Detergents, Inc.
	1,974	Term Loan, 1.98%, Maturing April 26, 2014	1,913,483
Huntsman International, LLC
	5,334	Term Loan, 1.74%, Maturing April 21, 2014	5,293,740
	5,333	Term Loan, 2.51%, Maturing June 30, 2016	5,309,055
	14,543	Term Loan, 2.77%, Maturing April 19, 2017	14,477,566
INEOS Group
	306	Term Loan, 7.00%, Maturing December 14, 2012	319,336
EUR	11,706	Term Loan, 7.50%, Maturing December 16, 2013	18,193,031
	24,315	Term Loan, 7.50%, Maturing December 16, 2013	25,219,245
EUR	12,456	Term Loan, 8.00%, Maturing December 16, 2014	19,359,197
	24,833	Term Loan, 8.00%, Maturing December 16, 2014	25,756,594
ISP Chemco, Inc.
	8,385	Term Loan, 1.75%, Maturing June 4, 2014	8,277,834
Kleopatra
GBP	509	Term Loan, Maturing January 3, 2016(7)	751,185
EUR	2,142	Term Loan, Maturing January 3, 2016(7)	2,824,108
	154	Term Loan, Maturing January 9, 2017(7)	135,192
MacDermid, Inc.
	5,596	Term Loan, 2.21%, Maturing April 12, 2014	5,568,046

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Millenium Inorganic Chemicals
	11,731	Term Loan, 2.56%, Maturing May 15, 2014	$11,716,081
Momentive Performance Materials
	4,800	Term Loan, 2.51%, Maturing December 4, 2013	4,770,000
EUR	9,948	Term Loan, 3.40%, Maturing December 4, 2013	14,421,449
	21,867	Term Loan, 3.75%, Maturing May 5, 2015	21,757,180
EUR	4,987	Term Loan, 4.65%, Maturing May 5, 2015	7,254,122
Nalco Co.
	11,567	Term Loan, 4.50%, Maturing October 5, 2017	11,687,367
Omnova Solutions, Inc.
	15,215	Term Loan, 5.75%, Maturing May 31, 2017	15,414,823
Rockwood Specialties Group, Inc.
	22,750	Term Loan, 3.75%, Maturing February 9, 2018	23,005,937
Solutia, Inc.
	5,000	Revolving Loan, 0.93%, Maturing March 17, 2015(2)	4,750,000
	22,876	Term Loan, 3.50%, Maturing August 1, 2017	23,068,320
Styron S.A.R.L.
	40,773	Term Loan, 6.00%, Maturing August 2, 2017	41,244,065
Tank Intermediate Holding Corp.
	9,000	Term Loan, 6.00%, Maturing April 15, 2016	9,090,000
Univar, Inc.
	55,189	Term Loan, 5.00%, Maturing June 30, 2017	55,677,068

			$502,943,749

Conglomerates — 2.3%

Aquilex Holdings, LLC
	1,764	Term Loan, 6.00%, Maturing April 1, 2016	$1,769,295
Goodman Global Holdings, Inc.
	18,118	Term Loan, 5.75%, Maturing October 28, 2016	18,305,259
ISS Holdings A/S
EUR	9,950	Term Loan, 3.15%, Maturing December 31, 2013	14,659,770
Jarden Corp.
	6,484	Term Loan, 3.24%, Maturing January 31, 2017	6,560,519
Johnson Diversey, Inc.
	12,812	Term Loan, 4.00%, Maturing November 24, 2015	12,868,020
Manitowoc Company, Inc. (The)
	9,462	Term Loan, 5.31%, Maturing November 6, 2013	9,489,306
	3,744	Term Loan, 8.00%, Maturing November 6, 2014	3,761,636
RBS Global, Inc.
	6,948	Term Loan, 2.50%, Maturing July 19, 2013	6,916,352
	30,406	Term Loan, 2.79%, Maturing July 19, 2013	30,405,552
RGIS Holdings, LLC
	937	Term Loan, 2.80%, Maturing April 30, 2014	924,279
	20,109	Term Loan, 2.81%, Maturing April 30, 2014	19,832,475
Service Master Co.
	3,020	Term Loan, 2.72%, Maturing July 24, 2014	2,976,642
	30,326	Term Loan, 2.76%, Maturing July 24, 2014	29,890,446
US Investigations Services, Inc.
	20,749	Term Loan, 3.06%, Maturing February 21, 2015	20,610,856
	5,533	Term Loan, 7.75%, Maturing February 21, 2015	5,578,145
Vertrue, Inc.
	5,447	Term Loan, 5.31%, Maturing August 16, 2014	4,902,423
Walter Industries, Inc.
	42,950	Term Loan, 4.00%, Maturing April 2, 2018	43,376,837

			$232,827,812

Containers and Glass Products — 2.6%

Berry Plastics Corp.
	25,056	Term Loan, 2.31%, Maturing April 3, 2015	$24,168,191
BWAY Corp.
	2,470	Term Loan, 4.50%, Maturing February 23, 2018	2,490,191
	27,822	Term Loan, 4.50%, Maturing February 23, 2018	28,074,112
Consolidated Container Co.
	15,235	Term Loan, 2.44%, Maturing March 28, 2014	14,905,329
Crown Americas, Inc.
EUR	1,699	Term Loan, 2.65%, Maturing November 15, 2012	2,507,161
Graham Packaging Holdings Co.
	18,858	Term Loan, 6.75%, Maturing April 5, 2014	19,061,004
	28,258	Term Loan, 6.00%, Maturing September 23, 2016	28,545,013
Graphic Packaging International, Inc.
	21,505	Term Loan, 2.29%, Maturing May 16, 2014	21,504,818
	10,073	Term Loan, 3.05%, Maturing May 16, 2014	10,103,679
Hilex Poly Co.
	4,875	Term Loan, 11.25%, Maturing November 16, 2015	4,875,000
JSG Acquisitions
EUR	2,964	Term Loan, 4.31%, Maturing December 1, 2014	4,417,401
EUR	2,580	Term Loan, 4.54%, Maturing December 31, 2014	3,844,013
Kranson Industries, Inc.
	1,591	Term Loan, 2.55%, Maturing July 31, 2013	1,560,314
OI European Group B.V.
EUR	11,939	Term Loan, 2.51%, Maturing June 14, 2013	17,461,677
Pelican Products, Inc.
	7,132	Term Loan, 5.00%, Maturing March 7, 2017	7,165,560

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Reynolds Group Holdings, Inc.
	57,188	Term Loan, 4.25%, Maturing February 9, 2018	$57,580,699
Smurfit Kappa Acquisitions
EUR	45	Term Loan, 4.30%, Maturing November 21, 2013	67,754
EUR	45	Term Loan, 4.59%, Maturing November 21, 2013	67,766
EUR	97	Term Loan, 4.47%, Maturing December 31, 2014	145,280
EUR	97	Term Loan, 4.52%, Maturing December 31, 2014	145,267
Smurfit-Stone Container Corp.
	14,723	Term Loan, 6.75%, Maturing July 15, 2016	14,752,811

			$263,443,040

Cosmetics / Toiletries — 1.7%

Alliance Boots Holdings, Ltd.
GBP	32,000	Term Loan, 3.59%, Maturing July 5, 2015	$51,791,961
EUR	49,213	Term Loan, 4.20%, Maturing July 5, 2015	71,889,592
Bausch & Lomb, Inc.
	5,692	Term Loan, 3.46%, Maturing April 24, 2015	5,703,849
	25,104	Term Loan, 3.54%, Maturing April 24, 2015	25,157,095
Prestige Brands, Inc.
	18,067	Term Loan, 4.76%, Maturing March 24, 2016	18,221,783

			$172,764,280

Drugs — 1.1%

Axcan Pharma, Inc.
	20,374	Term Loan, 5.50%, Maturing February 10, 2017	$20,373,938
Graceway Pharmaceuticals, LLC
	11,587	Term Loan, 4.96%, Maturing May 3, 2012	7,010,178
Pharmaceutical Holdings Corp.
	282	Term Loan, 4.47%, Maturing January 30, 2012	280,213
Warner Chilcott Corp.
	24,000	Term Loan, 3.75%, Maturing March 17, 2016	24,106,872
	12,263	Term Loan, 4.25%, Maturing March 15, 2018	12,377,821
	24,526	Term Loan, 4.25%, Maturing March 15, 2018	24,755,643
WC Luxco S.A.R.L.
	16,861	Term Loan, 4.25%, Maturing March 15, 2018	17,019,504

			$105,924,169

Ecological Services and Equipment — 0.1%

BakerCorp.
	3,473	Term Loan, 4.80%, Maturing May 8, 2014	$3,461,813
Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.47%, Maturing February 5, 2013	1,368,881
Environmental Systems Products Holdings, Inc.
	273	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	253,231
Sensus Metering Systems, Inc.
	7,280	Term Loan, 7.00%, Maturing June 3, 2013	7,315,960
Synagro Technologies, Inc.
	990	Term Loan, 2.23%, Maturing April 2, 2014	937,757
Wastequip, Inc.
	679	Term Loan, 2.47%, Maturing February 5, 2013	576,371

			$13,914,013

Electronics / Electrical — 4.4%

Aspect Software, Inc.
	24,524	Term Loan, 6.25%, Maturing April 19, 2016	$24,739,082
Attachmate Corp.
	14,650	Term Loan, 6.50%, Maturing April 27, 2017	14,686,625
Bentley Systems, Inc.
	5,810	Term Loan, 5.75%, Maturing December 29, 2016	5,854,016
Christie/Aix, Inc.
	8,344	Term Loan, 5.25%, Maturing April 29, 2016	8,323,519
CPI International, Inc.
	10,499	Term Loan, 5.00%, Maturing February 9, 2017	10,603,674
Edwards (Cayman Island II), Ltd.
	7,481	Term Loan, 5.50%, Maturing May 31, 2016	7,506,185
	14,913	Term Loan, 5.50%, Maturing May 31, 2016	14,968,547
Fairchild Semiconductor Corp.
	10,626	Term Loan, 1.50%, Maturing June 26, 2013	10,605,614
FCI International S.A.S.
	552	Term Loan, 3.66%, Maturing November 1, 2013	548,746
	573	Term Loan, 3.66%, Maturing November 1, 2013	569,994
	2,436	Term Loan, 3.66%, Maturing November 1, 2013	2,422,920
	1,012	Term Loan, 3.68%, Maturing November 1, 2013	1,006,256
	2,000	Term Loan, Maturing November 1, 2013(7)	1,989,166
	552	Term Loan, 3.66%, Maturing October 31, 2014	548,746
	573	Term Loan, 3.66%, Maturing October 31, 2014	569,994
Freescale Semiconductor, Inc.
	39,523	Term Loan, 4.49%, Maturing December 1, 2016	39,591,194
Infor Enterprise Solutions Holdings
	1,281	Term Loan, 3.97%, Maturing July 28, 2012	1,269,275
	2,719	Term Loan, 3.97%, Maturing July 28, 2012	2,692,809
	18,313	Term Loan, 5.97%, Maturing July 28, 2015	17,946,843
	40,209	Term Loan, 5.97%, Maturing July 28, 2015	39,989,291
EUR	2,872	Term Loan, 6.15%, Maturing July 28, 2015	4,172,120
	550	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	503,250

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

	950	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	$873,704
Microsemi Corp.
	11,396	Term Loan, 4.00%, Maturing November 2, 2017	11,481,911
Network Solutions, LLC
	9,827	Term Loan, 2.47%, Maturing March 7, 2014	9,716,257
NXP B.V.
	40,450	Term Loan, 4.50%, Maturing March 7, 2017	40,930,344
Open Solutions, Inc.
	9,977	Term Loan, 2.40%, Maturing January 23, 2014	8,941,451
RBS Worldpay, Inc.
GBP	14,500	Term Loan, 6.76%, Maturing October 2, 2017	24,300,797
	3,500	Term Loan, 6.25%, Maturing October 15, 2017	3,515,313
Sensata Technologies B.V.
EUR	11,321	Term Loan, 3.36%, Maturing April 26, 2013	16,615,726
Sensata Technologies Finance Co.
	39,549	Term Loan, 2.02%, Maturing April 26, 2013	39,381,171
Shield Finance Co. S.A.R.L.
	6,929	Term Loan, 7.75%, Maturing June 15, 2016	6,998,006
Spansion, LLC
	5,515	Term Loan, 6.25%, Maturing January 8, 2015	5,560,809
Spectrum Brands, Inc.
	38,978	Term Loan, 5.01%, Maturing June 17, 2016	39,479,242
SS&C Technologies, Inc.
	2,636	Term Loan, 2.29%, Maturing November 23, 2012	2,649,101
VeriFone, Inc.
	1,799	Term Loan, 2.97%, Maturing October 31, 2013	1,776,020
Vertafore, Inc.
	18,723	Term Loan, 5.25%, Maturing July 29, 2016	18,857,657

			$442,185,375

Equipment Leasing — 0.7%

Hertz Corp.
	26,150	Term Loan, 3.75%, Maturing March 9, 2018	$26,095,530
	40,925	Term Loan, 3.75%, Maturing March 9, 2018	41,345,627

			$67,441,157

Farming / Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
	6,284	Term Loan, 6.50%, Maturing December 21, 2016	$6,386,369
WM. Bolthouse Farms, Inc.
	12,778	Term Loan, 5.50%, Maturing February 11, 2016	12,887,474

			$19,273,843

Financial Intermediaries — 3.2%

Asset Acceptance Capital Corp.
	11,712	Term Loan, 3.81%, Maturing June 5, 2013	$11,653,584
Citco III, Ltd.
	2,088	Term Loan, 4.21%, Maturing May 25, 2013	2,087,938
	32,524	Term Loan, 4.46%, Maturing June 30, 2014	32,524,224
Fidelity National Information Services, Inc.
	17,462	Term Loan, 5.25%, Maturing July 18, 2016	17,615,045
First Data Corp.
	5,983	Term Loan, 2.96%, Maturing September 24, 2014	5,693,136
	8,474	Term Loan, 2.96%, Maturing September 24, 2014	8,063,061
	10,401	Term Loan, 2.96%, Maturing September 24, 2014	9,896,695
	15,843	Term Loan, 4.21%, Maturing March 23, 2018	15,055,996
Grosvenor Capital Management
	8,974	Term Loan, 4.25%, Maturing December 5, 2016	8,974,090
HarbourVest Partners, LLC
	10,284	Term Loan, 6.25%, Maturing December 14, 2016	10,373,749
Interactive Data Corp.
	35,223	Term Loan, 4.75%, Maturing February 12, 2018	35,505,830
Jupiter Asset Management Group
GBP	4,093	Term Loan, 4.57%, Maturing March 17, 2015	6,830,245
LPL Holdings, Inc.
	7,498	Term Loan, 2.03%, Maturing June 28, 2013	7,510,814
	23,603	Term Loan, 4.25%, Maturing June 25, 2015	23,759,913
	15,382	Term Loan, 5.25%, Maturing June 28, 2017	15,554,960
MSCI, Inc.
	32,545	Term Loan, 3.75%, Maturing March 14, 2017	32,901,021
Nuveen Investments, Inc.
	19,231	Term Loan, 3.29%, Maturing November 13, 2014	18,699,134
	19,707	Term Loan, 5.79%, Maturing May 12, 2017	19,803,950
RJO Holdings Corp. (RJ O’Brien)
	63	Term Loan, 6.24%, Maturing December 10, 2015(5)	51,598
	1,995	Term Loan, 6.24%, Maturing December 10, 2015(5)	1,655,718
Towergate Finance, PLC
GBP	10,250	Term Loan, 6.50%, Maturing August 4, 2017	16,778,664
Travelex America Holdings, Inc.
	423	Term Loan, 2.93%, Maturing October 31, 2013	422,418
	8,577	Term Loan, 2.93%, Maturing October 31, 2013	8,564,721
	423	Term Loan, 3.43%, Maturing October 31, 2014	422,418
	8,577	Term Loan, 3.43%, Maturing October 31, 2014	8,564,721

			$318,963,643

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Products — 2.7%

Acosta, Inc.
	25,675	Term Loan, 4.75%, Maturing March 1, 2018	$25,888,950
American Seafoods Group, LLC
	8,198	Term Loan, 4.25%, Maturing March 8, 2018	8,218,284
Autobar BV
EUR	424	Term Loan, 6.21%, Maturing October 6, 2017	631,439
EUR	2,576	Term Loan, 6.21%, Maturing October 6, 2017	3,838,988
BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.38%, Maturing December 31, 2013	5,652,568
GBP	2,500	Term Loan - Second Lien, 5.59%, Maturing June 30, 2015	3,987,960
Dean Foods Co.
	31,979	Term Loan, 1.81%, Maturing April 2, 2014	31,199,738
	9,076	Term Loan, 3.50%, Maturing April 2, 2014	8,990,192
Dole Food Company, Inc.
	11,323	Term Loan, 5.22%, Maturing March 2, 2017	11,446,114
	4,559	Term Loan, 5.50%, Maturing March 2, 2017	4,608,401
Farley’s & Sathers Candy Company, Inc.
	9,500	Term Loan, 6.50%, Maturing March 30, 2018	9,547,500
Liberator Midco, Ltd.
GBP	8,500	Term Loan, Maturing April 29, 2016(7)	14,197,973
EUR	2,000	Term Loan, 5.95%, Maturing April 30, 2016	2,984,517
Lion Polaris S.A.S.
EUR	5,000	Term Loan, 5.32%, Maturing September 14, 2016	7,464,382
EUR	5,269	Term Loan, 5.32%, Maturing September 14, 2017	7,860,396
Michael Foods Holdings, Inc.
	22,762	Term Loan, 4.25%, Maturing February 23, 2018	22,986,699
Picard
EUR	1,231	Term Loan, 5.32%, Maturing September 14, 2017	1,836,282
Pierre Foods, Inc.
	15,748	Term Loan, 7.00%, Maturing September 30, 2016	15,889,443
Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.83%, Maturing April 2, 2013(2)	3,720,000
	38,672	Term Loan, 2.74%, Maturing April 2, 2014	38,609,132
	5,744	Term Loan, 6.00%, Maturing April 2, 2014	5,820,347
United Biscuits
GBP	3,961	Term Loan, 2.88%, Maturing December 15, 2014	6,479,057
GBP	1,500	Term Loan - Second Lien, 4.63%, Maturing June 15, 2016	2,434,536
Windsor Quality Food Co., Ltd.
	21,384	Term Loan, 5.00%, Maturing February 16, 2017	21,462,330

			$265,755,228

Food Service — 5.0%

Aramark Corp.
	958	Term Loan, 2.18%, Maturing January 26, 2014	$943,138
	3,210	Term Loan, 2.12%, Maturing January 27, 2014	3,193,002
	25,506	Term Loan, 2.18%, Maturing January 27, 2014	25,368,301
	4,327	Term Loan, 3.49%, Maturing July 26, 2016	4,339,337
	45,564	Term Loan, 3.56%, Maturing July 26, 2016	45,694,049
Buffets, Inc.
	9,138	Term Loan, 12.00%, Maturing April 21, 2015(3)	8,303,851
	1,183	Term Loan, 7.56%, Maturing April 22, 2015(3)	898,823
Burger King Corp.
	68,162	Term Loan, 4.50%, Maturing October 19, 2016	68,210,150
EUR	9,975	Term Loan, 4.75%, Maturing October 19, 2016	14,876,047
CBRL Group, Inc.
	364	Term Loan, 1.82%, Maturing April 29, 2013	363,895
	3,577	Term Loan, 1.82%, Maturing April 29, 2013	3,576,209
	220	Term Loan, 2.82%, Maturing April 27, 2016	220,329
	2,285	Term Loan, 2.82%, Maturing April 27, 2016	2,289,021
Darling International, Inc.
	2,400	Term Loan, 5.00%, Maturing December 16, 2016	2,421,000
Del Monte Corp.
	86,600	Term Loan, 4.50%, Maturing March 8, 2018	87,080,110
Denny’s, Inc.
	12,385	Term Loan, 5.25%, Maturing February 24, 2017	12,504,825
DineEquity, Inc.
	20,667	Term Loan, 4.25%, Maturing October 19, 2017	20,939,840
Dunkin Brands, Inc.
	49,416	Term Loan, 4.25%, Maturing November 23, 2017	49,852,285
JRD Holdings, Inc.
	6,459	Term Loan, 2.47%, Maturing July 2, 2014	6,426,474
OSI Restaurant Partners, LLC
	5,937	Term Loan, 2.28%, Maturing June 14, 2013	5,834,029
	60,883	Term Loan, 2.50%, Maturing June 14, 2014	59,829,085
QCE Finance, LLC
	9,533	Term Loan, 4.96%, Maturing May 5, 2013	9,041,179
Sagittarius Restaurants, LLC
	8,700	Term Loan, 7.52%, Maturing May 18, 2015	8,754,847
Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	19,442,118

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

SSP Financing, Ltd.
	5,115	Term Loan, 1.81%, Maturing December 17, 2016	$4,623,067
U.S. Foodservice, Inc.
	28,290	Term Loan, 2.71%, Maturing July 3, 2014	27,429,241
Wendy’s/Arby’s Restaurants, LLC
	8,306	Term Loan, 5.00%, Maturing May 24, 2017	8,375,650

			$500,829,902

Food / Drug Retailers — 3.2%

General Nutrition Centers, Inc.
	46,650	Term Loan, 4.25%, Maturing March 2, 2018	$46,868,369
NBTY, Inc.
	79,967	Term Loan, 4.25%, Maturing October 2, 2017	80,641,888
Pantry, Inc. (The)
	60	Term Loan, 1.97%, Maturing May 15, 2014	59,431
	6,539	Term Loan, 1.97%, Maturing May 15, 2014	6,457,201
Rite Aid Corp.
	68,514	Term Loan, 1.98%, Maturing June 4, 2014	66,137,929
	28,061	Term Loan, 4.50%, Maturing February 28, 2018	27,997,078
Roundy’s Supermarkets, Inc.
	42,080	Term Loan, 7.00%, Maturing November 3, 2013	42,264,341
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,532,812
Supervalu, Inc.
	4,875	Term Loan, 1.59%, Maturing June 1, 2012	4,872,192
	2,839	Term Loan, 3.46%, Maturing October 5, 2015	2,846,435
	41,050	Term Loan, Maturing April 28, 2018(7)	40,844,750

			$321,522,426

Forest Products — 0.4%

Georgia-Pacific Corp.
	3,894	Term Loan, 2.31%, Maturing December 20, 2012	$3,900,110
	29,021	Term Loan, 2.31%, Maturing December 21, 2012	29,063,391
	10,360	Term Loan, 3.56%, Maturing December 23, 2014	10,420,851

			$43,384,352

Health Care — 11.9%

1-800-Contacts, Inc.
	7,657	Term Loan, 7.70%, Maturing March 4, 2015	$7,694,953
Alliance Healthcare Services
	11,777	Term Loan, 5.50%, Maturing June 1, 2016	11,836,236
AMR HoldCo, Inc.
	4,875	Term Loan, 3.22%, Maturing April 8, 2015	4,879,573
Ardent Medical Services, Inc.
	10,514	Term Loan, 6.50%, Maturing September 15, 2015	10,575,102
Ascend Learning
	13,317	Term Loan, 7.75%, Maturing December 6, 2016	13,338,824
Aveta Holdings, LLC
	6,710	Term Loan, 8.50%, Maturing April 14, 2015	6,765,958
	6,710	Term Loan, 8.50%, Maturing April 14, 2015	6,765,958
Biomet, Inc.
	65,043	Term Loan, 3.28%, Maturing March 25, 2015	65,055,712
EUR	2,870	Term Loan, 4.13%, Maturing March 25, 2015	4,256,104
Cardinal Health 409, Inc.
	15,321	Term Loan, 2.46%, Maturing April 10, 2014	14,959,120
Carestream Health, Inc.
	22,175	Term Loan, 5.00%, Maturing February 25, 2017	20,814,009
Carl Zeiss Vision Holding GmbH
EUR	7,534	Term Loan, 2.73%, Maturing October 24, 2014	10,033,721
EUR	837	Term Loan, 4.00%, Maturing September 30, 2019	993,453
Catalina Marketing Corp.
	7,973	Term Loan, 2.96%, Maturing October 1, 2014	7,932,867
CDRL MS, Inc.
	7,420	Term Loan, 6.75%, Maturing September 29, 2016	7,497,349
Community Health Systems, Inc.
	3,932	Term Loan, 2.56%, Maturing July 25, 2014	3,843,743
	89,784	Term Loan, 2.56%, Maturing July 25, 2014	87,763,544
	29,407	Term Loan, 3.81%, Maturing January 25, 2017	28,990,359
ConvaTec, Inc.
EUR	7,481	Term Loan, 5.75%, Maturing December 22, 2016	11,141,799
	17,843	Term Loan, 5.75%, Maturing December 22, 2016	17,934,810
CRC Health Corp.
	30,015	Term Loan, 4.81%, Maturing November 16, 2015	29,490,054
Dako EQT Project Delphi
EUR	3,099	Term Loan, 3.33%, Maturing May 31, 2016	4,468,922
	1,568	Term Loan, 2.43%, Maturing June 12, 2016	1,521,253
DaVita, Inc.
	26,957	Term Loan, 4.50%, Maturing October 20, 2016	27,243,645
DJO Finance, LLC
	16,301	Term Loan, 3.21%, Maturing May 20, 2014	16,260,401
Emdeon Business Services, LLC
	8,955	Term Loan, 4.50%, Maturing November 18, 2013	9,010,969
Fenwal, Inc.
	499	Term Loan, 2.56%, Maturing February 28, 2014	470,640
	2,909	Term Loan, 2.56%, Maturing February 28, 2014	2,745,202

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Fresenius SE
	935	Term Loan, 3.50%, Maturing September 10, 2014	$937,026
	1,910	Term Loan, 3.50%, Maturing September 10, 2014	1,918,919
Grifols SA
	31,100	Term Loan, Maturing November 23, 2016(7)	31,444,837
Hanger Orthopedic Group, Inc.
	20,060	Term Loan, 4.00%, Maturing December 1, 2016	20,177,057
Harvard Drug Group, LLC
	345	Term Loan, 6.50%, Maturing April 8, 2016	344,505
	2,505	Term Loan, 6.50%, Maturing April 8, 2016	2,505,495
HCA, Inc.
	44,850	Term Loan, 2.56%, Maturing November 18, 2013	44,837,411
	59,269	Term Loan, 3.56%, Maturing March 31, 2017	59,425,155
Health Management Associates, Inc.
	54,310	Term Loan, 2.06%, Maturing February 28, 2014	53,621,318
Iasis Healthcare, LLC
	248	Term Loan, 2.21%, Maturing March 14, 2014	248,477
	905	Term Loan, 2.21%, Maturing March 14, 2014	906,162
	2,616	Term Loan, 2.21%, Maturing March 14, 2014	2,617,947
	21,350	Term Loan, 5.00%, Maturing May 17, 2018	21,243,250
Ikaria Acquisition, Inc.
	2,993	Term Loan, 7.00%, Maturing May 16, 2016	2,951,353
IM U.S. Holdings, LLC
	11,626	Term Loan, 2.23%, Maturing June 26, 2014	11,506,360
IMS Health, Inc.
	13,192	Term Loan, 4.50%, Maturing August 25, 2017	13,286,465
EUR	1,980	Term Loan, 5.00%, Maturing August 25, 2017	2,932,139
inVentiv Health, Inc.
	9,417	Term Loan, 1.63%, Maturing August 4, 2016(2)	9,463,750
	4,697	Term Loan, 4.75%, Maturing August 4, 2016	4,722,981
	11,879	Term Loan, 4.75%, Maturing August 14, 2016	11,968,337
Kindred Healthcare, Inc.
	22,825	Term Loan, Maturing April 9, 2018(7)	22,789,347
Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.07%, Maturing April 15, 2015	15,548,630
MedAssets, Inc.
	26,061	Term Loan, 5.25%, Maturing November 16, 2016	26,332,613
MultiPlan, Inc.
	55,792	Term Loan, 4.75%, Maturing August 26, 2017	56,154,397
Mylan, Inc.
	4,394	Term Loan, 3.56%, Maturing October 2, 2014	4,419,498
Nyco Holdings
	10,759	Term Loan, 3.46%, Maturing December 29, 2013	10,622,910
	16,369	Term Loan, 4.21%, Maturing December 29, 2014	16,309,018
EUR	8,891	Term Loan, 5.20%, Maturing December 29, 2014	13,166,722
EUR	8,889	Term Loan, 5.70%, Maturing December 29, 2015	13,163,149
	16,398	Term Loan - Second Lien, 4.71%, Maturing December 29, 2015	16,337,498
Physiotherapy Associates, Inc.
	6,061	Term Loan, 7.50%, Maturing June 27, 2013	6,069,028
Prime Healthcare Services, Inc.
	29,810	Term Loan, 7.25%, Maturing April 22, 2015	29,288,451
RadNet Management, Inc.
	15,121	Term Loan, 5.75%, Maturing April 1, 2016	15,143,755
ReAble Therapeutics Finance, LLC
	8,732	Term Loan, 2.22%, Maturing November 18, 2013	8,729,043
RehabCare Group, Inc.
	3,979	Term Loan, 6.00%, Maturing November 24, 2015	4,005,975
Renal Advantage Holdings, Inc.
	9,651	Term Loan, 5.75%, Maturing December 16, 2016	9,768,437
Res-Care, Inc.
	14,007	Term Loan, 7.25%, Maturing December 22, 2016	14,024,196
Select Medical Holdings Corp.
	18,017	Term Loan, 4.06%, Maturing August 22, 2014	18,069,592
	1,001	Term Loan, 4.08%, Maturing August 22, 2014	1,004,741
Skillsoft Corp.
	3,914	Term Loan, 6.50%, Maturing May 26, 2017	3,982,032
Sunquest Information Systems, Inc.
	12,925	Term Loan, 6.25%, Maturing December 16, 2016	13,070,406
Sunrise Medical Holdings, Inc.
EUR	2,176	Term Loan, 6.75%, Maturing May 13, 2014	2,981,933
TriZetto Group, Inc. (The)
	14,946	Term Loan, 5.75%, Maturing August 4, 2015	15,007,867
	4,975	Term Loan, 6.50%, Maturing August 4, 2015	5,024,750
	20,550	Term Loan, Maturing May 2, 2018(7)	20,467,245
Universal Health Services, Inc.
	22,767	Term Loan, 4.00%, Maturing November 15, 2016	22,920,361
Vanguard Health Holding Co., LLC
	25,393	Term Loan, 5.00%, Maturing January 29, 2016	25,520,443
VWR Funding, Inc.
	51,559	Term Loan, 2.71%, Maturing June 30, 2014	50,796,370

			$1,192,061,631

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Home Furnishings — 0.4%

Dometic Corp.
	914	Term Loan, 0.99%, Maturing September 5, 2013	$916,575
	2,057	Term Loan, 0.99%, Maturing September 5, 2013	2,062,293
	1,085	Term Loan, 3.46%, Maturing September 5, 2013(3)	1,087,883
Hunter Fan Co.
	3,081	Term Loan, 2.72%, Maturing April 16, 2014	2,973,042
National Bedding Co., LLC
	26,593	Term Loan, 3.81%, Maturing November 28, 2013	26,659,434
	4,500	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	4,443,750
Oreck Corp.
	797	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(5)	718,520
Sanitec Europe OY
EUR	3,464	Term Loan, 2.50%, Maturing June 24, 2016	4,541,195

			$43,402,692

Industrial Equipment — 2.2%

Alliance Laundry Systems, LLC
	1,923	Term Loan, 6.25%, Maturing September 30, 2016	$1,946,040
Brand Energy and Infrastructure Services, Inc.
	18,961	Term Loan, 2.56%, Maturing February 7, 2014	18,534,347
Brock Holdings III, Inc.
	14,100	Term Loan, 6.00%, Maturing March 16, 2017	14,152,875
Bucyrus International, Inc.
	10,530	Term Loan, 4.25%, Maturing February 19, 2016	10,600,649
EPD Holdings, (Goodyear Engineering Products)
	3,876	Term Loan, 2.72%, Maturing July 31, 2014	3,658,481
	23,560	Term Loan, 2.72%, Maturing July 31, 2014	22,240,971
	2,000	Term Loan - Second Lien, 5.96%, Maturing July 13, 2015	1,754,166
Excelitas Technologies Corp.
	5,970	Term Loan, 5.50%, Maturing November 23, 2016	5,999,850
	7,000	Term Loan, 0.50%, Maturing February 16, 2017(2)	7,035,000
Generac Acquisition Corp.
	10,205	Term Loan, 2.80%, Maturing November 11, 2013	10,178,917
Gleason Corp.
	7,589	Term Loan, 2.01%, Maturing June 30, 2013	7,551,202
Itron, Inc.
	506	Term Loan, 3.72%, Maturing April 18, 2014	509,294
Jason, Inc.
	417	Term Loan, 8.25%, Maturing September 21, 2014	417,508
	1,056	Term Loan, 8.25%, Maturing September 21, 2014	1,058,159
JMC Steel Group, Inc.
	20,825	Term Loan, 4.75%, Maturing April 3, 2017	20,920,274
Kinetek Acquisition Corp.
	303	Term Loan, 3.16%, Maturing November 11, 2013	294,064
	2,989	Term Loan, 3.16%, Maturing November 11, 2013	2,899,364
KION Group GmbH
	11,698	Term Loan, 3.71%, Maturing December 23, 2014(3)	11,429,393
EUR	449	Term Loan, 4.90%, Maturing December 23, 2014(3)	654,030
EUR	589	Term Loan, 4.65%, Maturing December 29, 2014(3)	858,650
	11,698	Term Loan, 3.96%, Maturing December 23, 2015(3)	11,429,392
EUR	570	Term Loan, 4.95%, Maturing December 29, 2015(3)	831,851
EUR	422	Term Loan, 5.15%, Maturing December 29, 2015(3)	615,385
Pinafore, LLC
	33,334	Term Loan, 4.25%, Maturing September 29, 2016	33,692,428
Polypore, Inc.
	2,000	Revolving Loan, 0.54%, Maturing July 3, 2013(2)	1,820,000
	22,502	Term Loan, 2.22%, Maturing July 3, 2014	22,304,637
EUR	1,073	Term Loan, 3.15%, Maturing July 3, 2014	1,565,001
Sequa Corp.
	1,989	Term Loan, 3.50%, Maturing December 3, 2014	1,976,203

			$216,928,131

Insurance — 1.3%

Alliant Holdings I, Inc.
	23,282	Term Loan, 3.31%, Maturing August 21, 2014	$23,165,415
	3,898	Term Loan, 6.75%, Maturing August 21, 2014	3,946,549
AmWINS Group, Inc.
	12,518	Term Loan, 2.82%, Maturing June 8, 2013	12,431,698
Applied Systems, Inc.
	13,292	Term Loan, 5.50%, Maturing December 8, 2016	13,385,832
CCC Information Services Group, Inc.
	12,700	Term Loan, 5.50%, Maturing November 11, 2015	12,786,933

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Insurance (continued)

Conseco, Inc.
	15,968	Term Loan, 7.50%, Maturing September 30, 2016	$16,128,017
Crump Group, Inc.
	4,285	Term Loan, 3.22%, Maturing August 1, 2014	4,252,702
HUB International Holdings, Inc.
	2,774	Term Loan, 2.81%, Maturing June 13, 2014	2,755,445
	16,646	Term Loan, 2.81%, Maturing June 13, 2014	16,535,943
	3,472	Term Loan, 6.75%, Maturing June 13, 2014	3,482,975
U.S.I. Holdings Corp.
	19,897	Term Loan, 2.72%, Maturing May 5, 2014	19,697,754
	1,970	Term Loan, 7.00%, Maturing May 5, 2014	1,969,178

			$130,538,441

Leisure Goods / Activities / Movies — 3.9%

Alpha D2, Ltd.
	3,000	Term Loan, Maturing December 31, 2012(7)	$2,973,126
	11,808	Term Loan, 2.71%, Maturing December 31, 2013	11,529,963
	20,192	Term Loan, 2.71%, Maturing December 31, 2013	19,716,693
	5,000	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	4,855,000
AMC Entertainment, Inc.
	27,033	Term Loan, 3.46%, Maturing December 16, 2016	27,083,375
AMF Bowling Worldwide, Inc.
	2,697	Term Loan, 2.71%, Maturing June 8, 2013	2,433,840
Bombardier Recreational Products
	36,337	Term Loan, 2.79%, Maturing June 28, 2013	36,104,366
Carmike Cinemas, Inc.
	14,306	Term Loan, 5.50%, Maturing January 27, 2016	14,414,801
Cedar Fair, LP
	28,200	Term Loan, 4.00%, Maturing December 15, 2017	28,502,387
Cinemark, Inc.
	28,697	Term Loan, 3.52%, Maturing April 29, 2016	28,905,535
ClubCorp Club Operations, Inc.
	7,332	Term Loan, 6.00%, Maturing November 9, 2016	7,414,106
Deluxe Entertainment Services, Group, Inc.
	271	Term Loan, 6.25%, Maturing May 11, 2013	270,755
	4,179	Term Loan, 6.25%, Maturing May 11, 2013	4,168,430
Dh P Bidco, Ltd.
GBP	6,500	Term Loan, 6.08%, Maturing December 8, 2017	10,907,032
Fender Musical Instruments Corp.
	3,926	Term Loan, 2.47%, Maturing June 9, 2014	3,808,258
	1,126	Term Loan, 2.49%, Maturing June 9, 2014	1,092,260
Merlin Entertainment Group
	16,398	Term Loan, 5.21%, Maturing July 22, 2015	16,350,632
GBP	9,332	Term Loan, 5.62%, Maturing July 22, 2015	15,503,650
Miramax Film NY, LLC
	8,184	Term Loan, 7.75%, Maturing May 20, 2016	8,286,534
National CineMedia, LLC
	14,750	Term Loan, 1.81%, Maturing February 13, 2015	14,565,625
Odeon
GBP	624	Term Loan, 4.06%, Maturing April 2, 2015	1,034,597
GBP	624	Term Loan, 4.93%, Maturing April 2, 2016	1,034,597
Regal Cinemas Corp.
	22,199	Term Loan, 3.56%, Maturing August 23, 2017	22,282,534
Revolution Studios Distribution Co., LLC
	5,381	Term Loan, 3.97%, Maturing December 21, 2014	4,008,559
SeaWorld Parks & Entertainment, Inc.
	6,316	Term Loan, 2.96%, Maturing February 17, 2016	6,307,617
	25,437	Term Loan, 4.00%, Maturing August 17, 2017	25,659,293
Six Flags Theme Parks, Inc.
	27,944	Term Loan, 5.25%, Maturing June 30, 2016	28,217,129
Sram, LLC
	4,331	Term Loan, 5.01%, Maturing April 30, 2015	4,341,380
Universal City Development Partners, Ltd.
	19,384	Term Loan, 5.50%, Maturing November 6, 2014	19,590,065
Vue Entertainment Investment
EUR	1,000	Term Loan, 6.26%, Maturing December 9, 2017	1,489,790
Zuffa, LLC
	4,000	Revolving Loan, 1.76%, Maturing June 19, 2012(2)	3,908,400
	10,921	Term Loan, 2.25%, Maturing June 19, 2015	10,753,101

			$387,513,430

Lodging and Casinos — 2.5%

Ameristar Casinos, Inc.
	15,200	Term Loan, 4.00%, Maturing April 13, 2018	$15,358,779
Choctaw Resort Development Enterprise
	2,237	Term Loan, 8.25%, Maturing November 4, 2011	2,228,843
Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.56%, Maturing September 5, 2014	2,337,968
GBP	1,500	Term Loan, 5.14%, Maturing September 4, 2015	2,337,968
Gala Electric Casinos, Ltd.
EUR	2,698	Revolving Loan, 4.96%, Maturing September 28, 2012	3,865,695
GBP	6,117	Revolving Loan, 4.19%, Maturing October 26, 2012(2)	9,884,848
GBP	10,564	Term Loan, 4.74%, Maturing October 25, 2013	16,829,403

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

GBP	13,749	Term Loan, 5.38%, Maturing October 27, 2014	$21,902,877
GBP	1,178	Term Loan - Second Lien, 7.00%, Maturing April 27, 2015	1,793,863
Harrah’s Operating Co.
	16,051	Term Loan, 3.25%, Maturing January 28, 2015	15,074,161
	25,721	Term Loan, 3.27%, Maturing January 28, 2015	24,168,665
	19,500	Term Loan, 3.27%, Maturing January 28, 2015	18,323,175
	9,875	Term Loan, 9.50%, Maturing October 31, 2016	10,490,341
Herbst Gaming, Inc.
	3,607	Term Loan, 10.00%, Maturing December 31, 2015	3,759,347
Isle of Capri Casinos, Inc.
	11,525	Term Loan, 4.75%, Maturing November 1, 2013	11,621,038
Las Vegas Sands, LLC
	1,352	Term Loan, 2.00%, Maturing May 23, 2014	1,332,971
	6,590	Term Loan, 2.00%, Maturing May 23, 2014	6,497,525
	4,919	Term Loan, 3.00%, Maturing November 23, 2016	4,847,370
	9,636	Term Loan, 3.00%, Maturing November 23, 2016	9,489,090
LodgeNet Entertainment Corp.
	8,692	Term Loan, 6.50%, Maturing April 4, 2014	8,351,994
Penn National Gaming, Inc.
	32,983	Term Loan, 2.00%, Maturing October 3, 2012	32,981,103
Scandic Hotels
EUR	1,725	Term Loan, 3.39%, Maturing April 25, 2015	2,381,926
EUR	1,725	Term Loan, 3.76%, Maturing June 30, 2016	2,381,926
VML US Finance, LLC
	6,945	Term Loan, 4.72%, Maturing May 25, 2012	6,962,033
	7,137	Term Loan, 4.72%, Maturing May 27, 2013	7,154,225
	9,036	Term Loan, 4.72%, Maturing May 27, 2013	9,056,169

			$251,413,303

Nonferrous Metals / Minerals — 0.9%

Euramax International, Inc.
GBP	2	Term Loan, 14.00%, Maturing June 29, 2013(3)	$3,980
Fairmount Minerals, Ltd.
	36,375	Term Loan, 5.25%, Maturing March 1, 2017	36,619,404
Noranda Aluminum Acquisition
	4,080	Term Loan, 1.96%, Maturing May 18, 2014	4,051,539
Novelis, Inc.
	32,214	Term Loan, 4.00%, Maturing March 10, 2017	32,586,743
Oxbow Carbon and Mineral Holdings
	20,881	Term Loan, 3.80%, Maturing May 8, 2016	21,072,666

			$94,334,332

Oil and Gas — 1.7%

Big West Oil, LLC
	10,358	Term Loan, 7.00%, Maturing March 31, 2016	$10,513,263
CITGO Petroleum Corp.
	2,777	Term Loan, 8.00%, Maturing June 24, 2015	2,852,964
	23,089	Term Loan, 9.00%, Maturing June 23, 2017	24,306,009
Crestwood Holdings, LLC
	4,109	Term Loan, 10.50%, Maturing September 30, 2016	4,224,459
Dynegy Holdings, Inc.
	3,265	Term Loan, 4.03%, Maturing April 2, 2013	3,260,046
	57,078	Term Loan, 4.03%, Maturing April 2, 2013	56,993,102
MEG Energy Corp.
	15,050	Term Loan, 4.00%, Maturing March 16, 2018	15,208,341
Obsidian Natural Gas Trust
	31,986	Term Loan, 7.00%, Maturing November 2, 2015	32,945,521
SemGroup Corp.
	3,860	Term Loan, 5.67%, Maturing November 30, 2012	3,888,910
Sheridan Production Partners I, LLC
	772	Term Loan, 6.50%, Maturing April 20, 2017	777,677
	1,263	Term Loan, 6.50%, Maturing April 20, 2017	1,273,198
	9,534	Term Loan, 6.50%, Maturing April 20, 2017	9,608,450

			$165,851,940

Publishing — 3.8%

Aster Zweite Beteiligungs GmbH
	1,058	Term Loan, 4.71%, Maturing September 27, 2013	$1,055,896
	14,359	Term Loan, 4.71%, Maturing September 27, 2013	14,331,935
	234	Term Loan, Maturing September 27, 2013(7)	234,039
	414	Term Loan, Maturing September 27, 2013(7)	415,117
	2,740	Term Loan, 4.71%, Maturing December 31, 2014	2,734,644
EUR	708	Term Loan, 5.78%, Maturing December 31, 2014	1,053,329
EUR	792	Term Loan, 5.78%, Maturing December 31, 2014	1,176,728
Black Press US Partnership
	1,105	Term Loan, 2.31%, Maturing August 2, 2013	1,060,523
	1,820	Term Loan, 2.31%, Maturing August 2, 2013	1,746,743
Cengage Learning, Inc.
	24,192	Term Loan, 2.46%, Maturing July 3, 2014	23,331,489
GateHouse Media Operating, Inc.
	4,859	Term Loan, 2.22%, Maturing August 28, 2014	2,138,148
	15,484	Term Loan, 2.22%, Maturing August 28, 2014	6,812,768
	9,242	Term Loan, 2.47%, Maturing August 28, 2014	4,066,621
Getty Images, Inc.
	45,277	Term Loan, 5.25%, Maturing November 7, 2016	45,836,393

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Hanley-Wood, LLC
	7,256	Term Loan, 2.62%, Maturing March 8, 2014(5)	$4,644,000
IWCO Direct, Inc.
	1,657	Term Loan, 3.59%, Maturing August 5, 2014	1,435,506
	15,897	Term Loan, 3.59%, Maturing August 7, 2014	13,771,108
Lamar Media Corp.
	4,872	Term Loan, 3.00%, Maturing April 27, 2015	4,871,795
	5,326	Term Loan, 4.00%, Maturing December 30, 2016	5,357,291
Laureate Education, Inc.
	4,278	Term Loan, 3.52%, Maturing August 17, 2014	4,254,075
	28,712	Term Loan, 3.52%, Maturing August 17, 2014	28,550,523
	6,446	Term Loan, 7.00%, Maturing August 31, 2014	6,482,399
MediaNews Group, Inc.
	1,724	Term Loan, 8.50%, Maturing March 19, 2014	1,733,099
Merrill Communications, LLC
	11,854	Term Loan, 7.50%, Maturing December 24, 2012	11,854,240
Nelson Education, Ltd.
	284	Term Loan, 2.81%, Maturing July 5, 2014	260,985
Newspaper Holdings, Inc.
	18,203	Term Loan, 1.81%, Maturing July 24, 2014	15,563,946
Nielsen Finance, LLC
	39,226	Term Loan, 2.23%, Maturing August 9, 2013	39,141,765
	47,798	Term Loan, 3.73%, Maturing May 2, 2016	47,887,760
	9,786	Term Loan, 3.98%, Maturing May 2, 2016	9,840,182
SGS International, Inc.
	1,891	Term Loan, 3.96%, Maturing September 30, 2013	1,890,657
	935	Term Loan, 3.96%, Maturing September 30, 2013	935,472
Source Interlink Companies, Inc.
	1,779	Term Loan, 10.75%, Maturing June 18, 2012	1,778,854
	4,043	Term Loan, 10.75%, Maturing June 18, 2013	3,961,970
	1,494	Term Loan, 15.00%, Maturing March 18, 2014(3)	1,232,214
Springer Science+Business Media S.A.
EUR	6,265	Term Loan, 6.75%, Maturing June 30, 2015	9,371,880
	9,000	Term Loan, 6.75%, Maturing June 17, 2016	9,105,003
Star Tribune Co. (The)
	947	Term Loan, 8.00%, Maturing September 28, 2014	941,936
	841	Term Loan, 8.00%, Maturing September 29, 2014	837,276
Trader Media Corp.
GBP	11,879	Term Loan, 2.63%, Maturing March 23, 2015	19,127,411
Xsys, Inc.
EUR	2,750	Term Loan, 5.78%, Maturing September 27, 2013	4,088,437
EUR	2,690	Term Loan, 5.78%, Maturing September 27, 2014	3,998,839
	8,015	Term Loan, 2.71%, Maturing December 31, 2014	7,999,518
	10,823	Term Loan, 4.71%, Maturing December 31, 2014	10,802,646
EUR	1,000	Term Loan - Second Lien, 5.55%, Maturing September 27, 2015	1,491,025

			$379,206,185

Radio and Television — 2.6%

Block Communications, Inc.
	9,290	Term Loan, 2.21%, Maturing December 22, 2011	$9,197,359
Citadel Broadcasting Corp.
	4,950	Term Loan, 4.25%, Maturing December 30, 2016	4,957,405
CMP Susquehanna Corp.
	3,815	Revolving Loan, 0.50%, Maturing May 5, 2012(2)	3,681,237
	11,069	Term Loan, 2.25%, Maturing May 5, 2013	10,930,158
Cumulus Media, Inc.
	26,590	Term Loan, 3.46%, Maturing June 11, 2014	26,438,550
Entercom Communications Corp.
	3,000	Revolving Loan, 0.93%, Maturing June 30, 2012(2)	2,932,500
	12,445	Term Loan, 1.43%, Maturing June 30, 2012	12,294,985
Gray Television, Inc.
	2,597	Term Loan, 3.75%, Maturing December 31, 2014	2,584,870
HIT Entertainment, Inc.
	1,431	Term Loan, 5.56%, Maturing June 1, 2012	1,418,617
Hubbard Radio, LLC
	5,500	Term Loan, 5.25%, Maturing April 12, 2017	5,568,750
Live Nation Worldwide, Inc.
	35,471	Term Loan, 4.50%, Maturing November 7, 2016	35,681,758
Local TV Finance, LLC
	6,825	Term Loan, 2.37%, Maturing May 7, 2013	6,692,414
Mission Broadcasting, Inc.
	3,784	Term Loan, 5.00%, Maturing September 30, 2016	3,793,117
	5,000	Term Loan, Maturing September 30, 2016(7)	5,037,500
New Young Broadcasting Holding Co., Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,075,131
Nexstar Broadcasting, Inc.
	5,918	Term Loan, 5.00%, Maturing September 30, 2016	5,932,824

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

Radio One, Inc.
	7,000	Term Loan, 7.50%, Maturing March 23, 2016	$7,137,081
Raycom TV Broadcasting, LLC
	9,060	Term Loan, 1.75%, Maturing June 25, 2014	8,901,337
Serpering Investments B.V.
EUR	2,000	Term Loan, Maturing September 30, 2017(7)	2,977,112
Tyrol Acquisition 2 SAS
EUR	7,800	Term Loan, 3.20%, Maturing January 30, 2015	10,501,166
EUR	7,800	Term Loan, 3.45%, Maturing January 29, 2016	10,501,166
Univision Communications, Inc.
	20,877	Term Loan, 2.21%, Maturing September 29, 2014	20,479,036
	41,701	Term Loan, 4.46%, Maturing March 31, 2017	40,859,379
Weather Channel
	16,010	Term Loan, 4.25%, Maturing February 13, 2017	16,194,997

			$256,768,449

Rail Industries — 0.1%

Kansas City Southern Railway Co.
	7,714	Term Loan, 2.04%, Maturing April 26, 2013	$7,718,681
	1,925	Term Loan, 1.76%, Maturing April 28, 2013	1,922,594

			$9,641,275

Retailers (Except Food and Drug) — 3.8%

Amscan Holdings, Inc.
	12,860	Term Loan, 6.75%, Maturing December 4, 2017	$12,992,130
Dollar General Corp.
	10,000	Term Loan, 2.97%, Maturing July 7, 2014	10,008,750
	2,500	Term Loan, 2.99%, Maturing July 7, 2014	2,502,338
FTD, Inc.
	6,223	Term Loan, 6.75%, Maturing August 26, 2014	6,261,596
Harbor Freight Tools USA, Inc.
	26,708	Term Loan, 6.50%, Maturing December 22, 2017	27,375,764
J Crew Operating Corp.
	39,621	Term Loan, 4.75%, Maturing March 7, 2018	39,599,857
Jo-Ann Stores, Inc.
	22,150	Term Loan, 4.75%, Maturing March 22, 2018	22,177,687
KKR My Best Friend UK Holdco.
GBP	2,000	Term Loan, 5.63%, Maturing January 24, 2017	3,369,096
Michaels Stores, Inc.
	31,592	Term Loan, 2.58%, Maturing October 31, 2013	31,363,190
	4,629	Term Loan, 4.83%, Maturing July 31, 2016	4,661,703
Neiman Marcus Group, Inc.
	35,178	Term Loan, 4.31%, Maturing April 6, 2016	35,292,477
Orbitz Worldwide, Inc.
	19,959	Term Loan, 3.25%, Maturing July 25, 2014	19,010,863
Pep Boys-Manny, Moe, & Jack (The)
	2,342	Term Loan, 2.31%, Maturing October 28, 2013	2,341,314
PETCO Animal Supplies, Inc.
	30,467	Term Loan, 4.50%, Maturing November 24, 2017	30,775,091
Phillips-Van Heusen Corp.
EUR	6,009	Term Loan, 3.92%, Maturing February 26, 2016	8,923,115
	5,072	Term Loan, 3.50%, Maturing May 6, 2016	5,145,238
Pilot Travel Centers, LLC
	32,675	Term Loan, 4.25%, Maturing March 30, 2018	32,940,484
Rent-A-Center, Inc.
	20	Term Loan, 1.97%, Maturing June 30, 2012	20,299
	7,255	Term Loan, 3.31%, Maturing March 31, 2015	7,273,052
Savers, Inc.
	20,587	Term Loan, 4.25%, Maturing March 3, 2017	20,746,125
Visant Holding Corp.
	16,963	Term Loan, 5.25%, Maturing December 31, 2016	17,066,311
Vivarte
EUR	87	Term Loan, 2.91%, Maturing March 9, 2015	123,456
EUR	337	Term Loan, 2.91%, Maturing March 9, 2015	480,058
EUR	8,886	Term Loan, 3.04%, Maturing March 9, 2015	12,676,635
EUR	8,886	Term Loan, 3.54%, Maturing March 8, 2016	12,676,635
EUR	87	Term Loan, 3.54%, Maturing May 29, 2016	123,443
EUR	337	Term Loan, 3.54%, Maturing May 29, 2016	480,058
EUR	13	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	17,832
EUR	88	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	117,073
EUR	900	Term Loan - Second Lien, 4.54%, Maturing September 8, 2016	1,204,175
Yankee Candle Company, Inc. (The)
	12,708	Term Loan, 2.22%, Maturing February 6, 2014	12,687,963

			$380,433,808

Steel — 0.0%(8)

Niagara Corp.
	3,494	Term Loan, 10.50%, Maturing June 29, 2014(5)	$3,319,675

			$3,319,675

Surface Transport — 0.4%

Rural/Metro Operating Company, LLC
	5,985	Term Loan, 6.00%, Maturing November 24, 2016	$6,029,888

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Surface Transport (continued)

Swift Transportation Co., Inc.
	31,843	Term Loan, 6.00%, Maturing December 21, 2016	$32,247,709

			$38,277,597

Telecommunications — 4.1%

Alaska Communications Systems Holdings, Inc.
	14,189	Term Loan, 5.50%, Maturing October 21, 2016	$14,276,348
Asurion Corp.
	40,594	Term Loan, 3.25%, Maturing July 3, 2014	40,486,595
	18,395	Term Loan, 6.75%, Maturing March 31, 2015	18,705,916
BCM Luxembourg, Ltd.
EUR	5,451	Term Loan, 3.08%, Maturing September 30, 2014	7,412,662
EUR	5,451	Term Loan, 3.33%, Maturing September 30, 2015	7,413,288
Cellular South, Inc.
	2,929	Term Loan, 1.82%, Maturing May 29, 2014	2,914,433
	6,679	Term Loan, 1.98%, Maturing May 29, 2014	6,645,142
CommScope, Inc.
	34,650	Term Loan, 5.00%, Maturing January 14, 2018	35,047,020
Intelsat Jackson Holdings SA
	108,850	Term Loan, 5.25%, Maturing April 2, 2018	110,066,072
IPC Systems, Inc.
	4,311	Term Loan, 2.52%, Maturing May 31, 2014	4,256,868
GBP	325	Term Loan, 3.07%, Maturing May 31, 2014	536,410
Macquarie UK Broadcast Ventures, Ltd.
GBP	14,352	Term Loan, 2.88%, Maturing December 1, 2014	22,265,175
MetroPCS
	2,614	Term Loan, 4.07%, Maturing November 4, 2013	2,620,809
MetroPCS Wireless
	24,539	Term Loan, 4.00%, Maturing March 15, 2018	24,626,691
NTelos, Inc.
	7,647	Term Loan, 4.00%, Maturing August 7, 2015	7,686,275
Syniverse Technologies, Inc.
	30,274	Term Loan, 5.25%, Maturing December 21, 2017	30,621,006
Telesat Canada, Inc.
	4,701	Term Loan, 3.22%, Maturing October 31, 2014	4,703,909
	54,731	Term Loan, 3.22%, Maturing October 31, 2014	54,765,160
TowerCo Finance, LLC
	9,100	Term Loan, 5.25%, Maturing February 2, 2017	9,172,045
Windstream Corp.
	4,225	Term Loan, 3.02%, Maturing December 17, 2015	4,246,831

			$408,468,655

Utilities — 1.2%

BRSP, LLC
	10,850	Term Loan, 7.50%, Maturing June 4, 2014	$10,945,359
Calpine Corp.
	32,725	Term Loan, 4.50%, Maturing April 2, 2018	33,070,347
Covanta Energy Corp.
	887	Term Loan, 1.70%, Maturing February 10, 2014	881,229
	764	Term Loan, 1.81%, Maturing February 10, 2014	759,605
EquiPower Resources Holdings, LLC
	5,325	Term Loan, 5.75%, Maturing January 26, 2018	5,378,250
NRG Energy, Inc.
	8	Term Loan, 2.06%, Maturing February 1, 2013	7,945
	2,052	Term Loan, 2.06%, Maturing February 1, 2013	2,050,734
	14,311	Term Loan, 3.50%, Maturing August 31, 2015	14,444,230
	25,271	Term Loan, 3.56%, Maturing August 31, 2015	25,462,069
TXU Texas Competitive Electric Holdings Co., LLC
	36,113	Term Loan, 4.74%, Maturing October 10, 2017	28,998,415

			$121,998,183

Total Senior Floating-Rate Interests
(identified cost $9,394,154,784)			$9,535,567,713

Corporate Bonds & Notes — 2.3%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
	2,325	6.50%, 9/1/14(9)	$2,476,125
	2,325	6.75%, 9/1/16(9)	2,487,750
	2,325	7.125%, 9/1/18(9)	2,511,000

			$7,474,875

Broadcast Radio and Television — 0.0%(8)

Entravision Communications, Sr. Notes
	3,000	8.75%, 8/1/17	$3,232,500

			$3,232,500

Building and Development — 0.4%

AMO Escrow Corp., Sr. Notes
	15,340	11.50%, 12/15/17(9)	$16,643,900
Calcipar SA, Sr. Notes
	4,000	6.875%, 5/1/18(9)	4,120,000

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development (continued)

Grohe Holding GmbH, Variable Rate
EUR	12,597	4.202%, 1/15/14(10)	$18,658,048

			$39,421,948

Cable and Satellite Television — 0.2%

Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes
	1,000	7.50%, 3/15/19(9)	$1,030,000
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG, Sr. Notes, Variable Rate
EUR	5,000	5.469%, 3/15/18(9)	7,535,351
Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18	15,400,000

			$23,965,351

Chemicals and Plastics — 0.1%

Polymer Group, Inc., Sr. Notes
	5,000	7.75%, 2/1/19(9)	$5,225,000
Rhodia SA, Sr. Notes, Variable Rate
EUR	856	4.077%, 10/15/13(10)	1,275,900
Wellman Holdings, Inc., Sr. Sub. Notes
	1,131	5.00%, 1/29/19(3)(5)	0

			$6,500,900

Diversified Manufacturing Operations — 0.1%

Matalan Finance, Ltd., Sr. Notes
GBP	6,500	8.875%, 4/29/16(10)	$10,911,560

			$10,911,560

Ecological Services and Equipment — 0.0%(8)

Environmental Systems Product Holdings, Inc., Jr. Notes
	149	18.00%, 3/31/15(5)	$128,154

			$128,154

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	19,234	3.028%, 10/15/13	$19,209,958

			$19,209,958

Financial Intermediaries — 0.3%

First Data Corp.
	5,000	7.375%, 6/15/19(9)	$5,118,750
UPCB Finance II, Ltd., Sr. Notes
EUR	11,500	6.375%, 7/1/20(9)	16,468,064
UPCB Finance III, Ltd., Sr. Notes
	13,275	6.625%, 7/1/20(9)	13,125,657

			$34,712,471

Health Care — 0.0%(8)

Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17	$3,228,750

			$3,228,750

Leisure Goods / Activities / Movies — 0.2%

MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$10,900,000
NAI Entertainment Holdings, LLC, Sr. Notes
	7,500	8.25%, 12/15/17(9)	8,137,500

			$19,037,500

Utilities — 0.7%

Calpine Corp., Sr. Notes
	33,200	7.50%, 2/15/21(9)	$35,275,000
	31,100	7.875%, 1/15/23(9)	33,160,375

			$68,435,375

Total Corporate Bonds & Notes
(identified cost $217,601,855)			$236,259,342

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$727	Alzette European CLO SA, Series 2004-1A, Class E2, 6.81%, 12/15/20(11)	$621,170
	1,316	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.428%, 6/15/29(9)(11)	1,326,562
	884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.263%, 2/24/19(9)(11)	688,068
	1,129	Babson Ltd., Series 2005-1A, Class C1, 2.228%, 4/15/19(9)(11)	880,955
	1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.328%, 1/15/19(9)(11)	995,402
	1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.762%, 8/11/16(9)(11)	1,253,552
	985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.81%, 3/8/17(11)	824,884

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount
(000’s omitted)	Security	Value

$2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.228%, 1/15/18(9)(11)	$1,474,918

Total Asset-Backed Securities
(identified cost $10,004,048)		$8,065,511

Common Stocks — 0.7%

Shares	Security	Value

Automotive — 0.2%

88,506	Dayco Products, LLC (12)(13)	$5,000,589
207,032	Hayes Lemmerz International, Inc.(5)(12)(13)	12,214,888

		$17,215,477

Building and Development — 0.0%(8)

233,658	Contech Construction Holdings, Inc.(5)(12)(13)	$25,703
24,547	Lafarge Roofing(5)(12)(13)	0
24,547	Lafarge Roofing(5)(12)(13)	0
24,547	Lafarge Roofing(5)(12)(13)	0
3,646	United Subcontractors, Inc.(5)(12)(13)	369,392
22,273	WCI Communities, Inc.(5)(12)(13)	2,115,897

		$2,510,992

Chemicals and Plastics — 0.0%(8)

3,849	Vita Cayman II, Ltd.(12)(13)	$1,197,199
1,022	Wellman Holdings, Inc.(5)(12)(13)	0

		$1,197,199

Diversified Manufacturing — 0.0%(8)

381,639	MEGA Brands, Inc.(13)	$213,718

		$213,718

Ecological Services and Equipment — 0.0%(8)

2,484	Environmental Systems Products Holdings, Inc.(5)(13)(14)	$56,114

		$56,114

Financial Intermediaries — 0.0%(8)

692	RTS Investor Corp.(5)(12)(13)	$187,873

		$187,873

Food Service — 0.0%(8)

193,076	Buffets, Inc.(5)(13)	$796,438

		$796,438

Home Furnishings — 0.0%(8)

364	Dometic Corp.(5)(12)(13)	$1,782,877
14,217	Oreck Corp.(5)(12)(13)	962,917
235,094	Sanitec Europe Oy B Units(12)(13)	1,044,629
230,960	Sanitec Europe Oy E Units(5)(12)(13)	0

		$3,790,423

Leisure Goods / Activities/Movies — 0.1%

414,634	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$9,415,633

		$9,415,633

Lodging and Casinos — 0.0%(8)

206,125	Herbst Gaming, Inc.(5)(12)(13)	$960,543

		$960,543

Publishing — 0.3%

28,605	Ion Media Networks, Inc.(5)(12)(13)	$17,878,125
162,730	MediaNews Group, Inc.(5)(12)(13)	4,556,439
5,725	Source Interlink Companies, Inc.(5)(12)(13)	201,176
30,631	Star Tribune Media Holdings Co.(5)(13)	949,561
53,719	SuperMedia, Inc.(13)	276,116

		$23,861,417

Radio and Television — 0.1%

8,187	Cumulus Media, Inc. Class A(13)	$38,070
3,264	New Young Broadcasting Holding Co., Inc.(12)(13)	8,098,800

		$8,136,870

Total Common Stocks
(identified cost $36,356,896)		$68,342,697

Preferred Stocks — 0.0%(8)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(8)

569	Environmental Systems Products Holdings, Inc., Series A(5)(13)(14)	$35,653

Total Preferred Stocks
(identified cost $9,958)		$35,653

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(8)

Shares	Security	Value

Radio and Television — 0.0%(8)

158	New Young Broadcasting Holding Co., Inc.(12)(13)	$392,037

		$392,037

Retailers (Except Food and Drug) — 0.0%

10,906	Oriental Trading Co., Inc.(5)(12)(13)	$0
11,964	Oriental Trading Co., Inc.(5)(12)(13)	0

		$0

Total Warrants
(identified cost $271,529)		$392,037

Short-Term Investments — 5.9%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$584,319	Eaton Vance Cash Reserves Fund, LLC, 0.16%(15)	$584,319,182
5,611	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	5,610,652

Total Short-Term Investments
(identified cost $589,929,834)		$589,929,834

Total Investments — 104.1%
(identified cost $10,248,328,904)		$10,438,592,787

Less Unfunded Loan Commitments — (1.0)%		$(105,210,271)

Net Investments — 103.1%
(identified cost $10,143,118,633)		$10,333,382,516

Other Assets, Less Liabilities — (3.1)%		$(302,360,773)

Net Assets — 100.0%		$10,031,021,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Defaulted matured security.

(7)	This Senior Loan will settle after April 30, 2011, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $170,833,929 or 1.7% of the Portfolio’s net assets.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $9,558,799,451)	$9,749,063,334
Affiliated investment, at value (identified cost, $584,319,182)	584,319,182
Restricted cash*	40,086,251
Foreign currency, at value (identified cost, $69,425,988)	69,476,191
Interest receivable	32,315,052
Interest receivable from affiliated investment	88,456
Receivable for investments sold	16,152,584
Receivable for open forward foreign currency exchange contracts	207,208
Receivable for closed swap contracts	130,767
Prepaid expenses	284,317

Total assets	$10,492,123,342

Liabilities

Payable for investments purchased	$414,474,692
Payable for open forward foreign currency exchange contracts	41,840,491
Payable to affiliates:
Investment adviser fee	4,049,857
Trustees’ fees	4,208
Accrued expenses	732,351

Total liabilities	$461,101,599

Net Assets applicable to investors’ interest in Portfolio	$10,031,021,743

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$9,883,314,709
Net unrealized appreciation	147,707,034

Total	$10,031,021,743

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest and other income	$191,994,136
Interest allocated from affiliated investment	740,520
Expenses allocated from affiliated investment	(37,026)

Total investment income	$192,697,630

Expenses

Investment adviser fee	$20,435,159
Trustees’ fees and expenses	25,250
Custodian fee	801,383
Legal and accounting services	255,124
Miscellaneous	251,693

Total expenses	$21,768,609

Deduct —
Reduction of custodian fee	$766

Total expense reductions	$766

Net expenses	$21,767,843

Net investment income	$170,929,787

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$31,929,104
Investment transactions allocated from affiliated investment	11,260
Foreign currency and forward foreign currency exchange contract transactions	(34,572,957)

Net realized loss	$(2,632,593)

Change in unrealized appreciation (depreciation) —
Investments	$227,254,810
Foreign currency and forward foreign currency exchange contracts	(35,936,138)

Net change in unrealized appreciation (depreciation)	$191,318,672

Net realized and unrealized gain	$188,686,079

Net increase in net assets from operations	$359,615,866

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$170,929,787	$225,479,731
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(2,632,593)	(57,429,605)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	191,318,672	330,801,724

Net increase in net assets from operations	$359,615,866	$498,851,850

Capital transactions —
Contributions	$3,366,352,440	$2,328,739,026
Withdrawals	(191,842,290)	(625,035,217)

Net increase in net assets from capital transactions	$3,174,510,150	$1,703,703,809

Net increase in net assets	$3,534,126,016	$2,202,555,659

Net Assets

At beginning of period	$6,496,895,727	$4,294,340,068

At end of period	$10,031,021,743	$6,496,895,727

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54	%(2)	0.57%	0.61%	0.70%	0.58%	0.54%
Net investment income	4.21	%(2)	4.43%	5.41%	6.50%	6.94%	6.44%
Portfolio Turnover	23	%(3)	39%	35%	7%	61%	50%

Total Return	4.77	%(3)	10.51%	27.54%	(22.24)%	4.62%	6.36%

Net assets, end of period (000’s omitted)	$10,031,022		$6,496,896	$4,294,340	$3,056,210	$6,851,600	$7,430,493

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2011, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 81.2%, 6.8%, 9.5%, 1.4%, 0.5% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Portfolio’s investment adviser fee amounted to $20,435,159 or 0.50% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $5,118,818,244 and $1,811,461,065, respectively, for the six months ended April 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,146,325,063

Gross unrealized appreciation	$246,964,742
Gross unrealized depreciation	(59,907,289)

Net unrealized appreciation	$187,057,453

5 Restricted Securities

At April 30, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$56,114

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,653

Total Restricted Securities			$9,958		$91,767

(1)	Less than $0.50.

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/11	British Pound Sterling 5,296,539	United States Dollar 8,605,070	JPMorgan Chase Bank	$(239,013)
5/31/11	British Pound Sterling 66,220,389	United States Dollar 106,395,636	JPMorgan Chase Bank	(4,178,188)
5/31/11	Euro 197,938,540	United States Dollar 272,429,740	Citigroup Global Markets	(20,521,671)
5/31/11	Euro 3,000,000	United States Dollar 4,128,075	Deutsche Bank	(311,961)
5/31/11	Swiss Franc 1,081,285	United States Dollar 1,170,912	Deutsche Bank	(79,337)
5/31/11	Swiss Franc 15,759,153	United States Dollar 16,983,767	Deutsche Bank	(1,237,951)
6/30/11	British Pound Sterling 1,980,000	United States Dollar 3,226,309	Deutsche Bank	(78,552)
6/30/11	British Pound Sterling 43,765,735	United States Dollar 69,850,551	Goldman Sachs, Inc.	(3,199,793)
6/30/11	Euro 146,021,054	United States Dollar 205,142,059	HSBC Bank	(10,795,336)
7/29/11	British Pound Sterling 51,925,612	United States Dollar 85,436,585	JPMorgan Chase Bank	(1,198,689)
7/29/11	Euro 146,007,236	United States Dollar 215,936,672	Deutsche Bank	207,208

				$(41,633,283)

At April 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $41,840,491. At April 30, 2011, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $40,086,251.

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $207,208, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $207,208 due to master netting agreements.

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$207,208	(1)	$(41,840,491	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(32,729,442	)(1)	$(34,927,048	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $831,411,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $538 million ($450 million prior to March 22, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to March 22, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2011.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,419,830,753	$10,526,689	$9,430,357,442
Corporate Bonds & Notes	—	236,131,188	128,154	236,259,342
Asset-Backed Securities	—	8,065,511	—	8,065,511
Common Stocks	527,904	24,756,850	43,057,943	68,342,697
Preferred Stocks	—	—	35,653	35,653
Warrants	—	392,037	—	392,037
Short-Term Investments	—	589,929,834	—	589,929,834

Total Investments	$527,904	$10,279,106,173	$53,748,439	$10,333,382,516

Forward Foreign Currency Exchange Contracts	$—	$207,208	$—	$207,208

Total	$527,904	$10,279,313,381	$53,748,439	$10,333,589,724

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(41,840,491)	$—	$(41,840,491)

Total	$—	$(41,840,491)	$—	$(41,840,491)

Floating Rate Portfolio

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$—	$5,401,235
Realized gains (losses)	401	—	596,739	46,943	—	644,083
Change in net unrealized appreciation (depreciation)*	1,456,842	(42,733)	19,993,828	(85,908)	—	21,322,029
Cost of purchases	4,989,903	27,420	1,306,274	—	—	6,323,597
Proceeds from sales	(46,418)	(25,531)	(1,550,819)	(56,900)	—	(1,679,668)
Accrued discount (premium)	30,355	20,457	—	—	—	50,812
Net transfers to Level 3**	3,457,630	—	18,228,721	—	—	21,686,351
Net transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2011	$10,526,689	$128,154	$43,057,943	$35,653	$—	$53,748,439

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$1,436,461	$(43,020)	$19,993,828	$(30,107)	$—	$21,357,162

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2011 the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Floating-Rate Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Floating-Rate Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such investment personnel in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Floating-Rate Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Floating-Rate Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Floating Rate Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Floating-Rate Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-6/11	FRSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 14, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 14, 2011

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 14, 2011